Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total Revenues
Operating Expenses
Marketing expense
Underwriting expense
Servicing expense
Bad debt expense
General & administrative expense	(157,351)	(111,207)
Amortization of issuance costs
Interest expense on bonds	(23,417)	(20,691)
Total Operating Expenses	(180,768)	(131,898)
Operating Income/(Loss)	(180,768)	(131,898)
Other Income (Expense)
Other Interest Income	73	2,297
Income/(Loss) before income taxes	(180,695)	(129,601)
Provision for income taxes
Net Income/(Loss)	$ (180,695)	$ (129,601)
Net Income per share - basic	$ (60.23)	$ (43.20)
Net Income per share - diluted	$ (60.23)	$ (43.20)
Shares outstanding - basic	3,000	3,000
Shares outstanding - diluted	3,000	3,000
Revenue Interest Income [Member]
Revenues
Total Revenues
Preferred Equity Dividends [Member]
Revenues
Total Revenues
Originations Points And Related Fees [Member]
Revenues
Total Revenues
Other Fee Income [Member]
Revenues
Total Revenues